Note 5 - Risks and Uncertainties	12 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
Note 5 — Risks and Uncertainties

As of June 30, 2016, we had $13.8 million in cash and cash equivalents. We currently plan to use our available cash for (i) commercializing our technology and securing orders and associated tasks with developing our business with a prime focus on the markets of syngas for direct replacement of natural gas, syngas for producing substitute natural gas and power; (ii) securing new partners for our technology business; (iii) technology product advancement for power applications and industrial syngas; (iv) general and administrative expenses; and (v) working capital and other general corporate purposes.

The actual allocation and timing of these expenditures will be dependent on various factors, including changes in our strategic relationships, commodity prices and industry conditions, and other factors that the Company cannot currently predict. In particular, any future decrease in economic activity in China or in other regions of the world in which the Company may in the future do business could significantly and adversely affect the Company’s results of operations and financial condition. Operating cash flows from the Company’s joint venture operating projects can be positively or negatively impacted by changes in coal and methanol prices. These are commodities where market pricing is often volatile in nature.

Any future decrease in economic activity in China, or in other regions of the world, in which the Company may in the future do business, could significantly and adversely affect its results of operations and financial condition in a number of other ways. Any decline in economic conditions may reduce the demand for prices from the products from our plants, thus the Company’s ability to finance and develop its existing projects, commence any new projects and sell its products could be adversely impacted.

The Company’s future success will depend on its relationships with its joint venture partners and any other strategic relationships that the Company may enter into. The Company can provide no assurances that it will satisfy the conditions required to maintain these relationships under existing agreements or that it can prevent the termination of these agreements. The Company also cannot provide assurances that it will be able to enter into relationships with future strategic partners on acceptable terms, including partnering its technology vertical. Further, the Company cannot provide assurances that its joint venture partners, including in the Yima Joint Ventures and the Tianwo-SES Joint Venture, will grow the joint venture or effectively meet their development objectives. Joint ventures typically involve a number of risks and present financial, managerial and operational challenges, including the existence of unknown potential disputes, liabilities or contingencies that arise after entering into the joint venture related to the counterparties to such joint ventures, with whom the Company shares control. The Company could experience financial or other setbacks if transactions encounter unanticipated problems due to challenges, including problems related to execution or integration. Continued economic uncertainty in China could also cause delays or make financing of operations more difficult.

The majority of our revenues have been derived from the sale of methanol in China, however, as a result of the shut-down of the ZZ plant, we do not expect to have any future revenue from the sale of methanol.  In August 2016, we entered into a definitive agreement with Xuecheng Energy to restructure the ZZ Joint Venture which will reduce our ownership interest to nine percent.  As a result of the change in our ownership interest, we will no longer consolidate the operations of the ZZ Joint Venture plant and will account for our investment under the cost method.

The Company does not currently have all of the financial and human resources to fully develop and execute on all of its other business opportunities; however, the Company intends to finance their development through paid services, technology access fees, equity and debt financings and by securing financial and strategic partners focused on development of these opportunities. The Company can make no assurances that its business operations will provide it with sufficient cash flows to continue its operations. The Company may need to raise additional capital through equity and debt financing for any new ventures that are developed, to support its existing projects and possible expansions thereof and for its corporate general and administrative expenses. The Company is considering a full range of financing options in order to create the most value in the context of the increasing interest the Company is witnessing in its proprietary technology. The Company cannot provide any assurance that any financing will be available to it in the future on acceptable terms or at all. Any such financing could be dilutive to its existing stockholders. If the Company cannot raise required funds on acceptable terms, it may not be able to, among other things, (i) maintain its general and administrative expenses at current levels including retention of key personnel and consultants; (ii) successfully develop its licensing and related service businesses; (iii) negotiate and enter into new gasification plant development contracts and licensing agreements; (iv) make additional capital contributions to its joint ventures; (v) fund certain obligations as they become due; (vi) respond to competitive pressures or unanticipated capital requirements; or (vii) repay its indebtedness.

Fluctuations in exchange rates can have a material impact on the Company’s costs of construction, operating expenses and the realization of revenue from the sale of commodities. The Company cannot be assured that it will be able to offset any such fluctuations and any failure to do so could have a material adverse effect on the Company’s business, financial condition and results of operations. In addition, the Company’s financial statements are expressed in U.S. dollars and will be negatively affected if foreign currencies depreciate relative to the U.S. dollar as has happened recently with the yuan. In addition, the Company’s currency exchange losses may be magnified by exchange control regulations in China or other countries that restrict our ability to convert into U.S. dollars.

We own a 25% interest in the Yima Joint Ventures, however, as discussed in Note 3 we account for our investment at cost.  While the Yima Joint Ventures commenced initial production in December 2012, the Yima Joint Ventures completed the required performance testing of the plants and received its Performance Test Certificate in March 2016 due to on-going modifications and construction delays.  The formal acceptance of the test results was an important step for the plant.  In June 2016, the local environmental bureau requested that the plant halt operations due to certain issues identified by the bureau.  The Yima Joint Ventures have been working with the bureau to resolve the issues and expect to recommence operations during the second quarter of fiscal 2017.  The Yima Joint Ventures have also commenced an organizational restructuring to better streamline operations and allow the Yima Joint Ventures to obtain permanent safety and environmental permits. In July 2016 the Yima Joint Ventures obtained its own business license. Prior to this point the Yima Joint Ventures operated under a business license from its parent company.   The Yima Joint Ventures are experiencing certain liquidity concerns related to a series of third party notes which are due prior to December 31, 2016 and are currently in discussions with the lenders to seek extensions, refinancing or other alternative arrangements to avoid default.   The Company can make no assurances that the plants will recommence operations as expected, that they will be able to successfully complete the organizational restructuring required to obtain the permanent safety and environmental permits for the plants or that they will be able to resolve its liquidity concerns. We continue to monitor the Yima Joint Ventures and could take an additional impairment in the future if operating conditions do not meet our current expectations, or if the liquidity situation worsens.

The Company is subject to concentration of credit risk with respect to our cash and cash equivalents, which it attempts to minimize by maintaining cash and cash equivalents with major high credit quality financial institutions. At times, the Company’s cash balances in a particular financial institution exceed limits that are insured by the U.S. Federal Deposit Insurance Corporation or equivalent agencies in foreign countries and jurisdictions such as Hong Kong. The Company has $13.8 million in cash and cash equivalents (of which $13.2 million is located in the United States), and $2.3 million in certificate of deposit – restricted in Chinese based bank accounts. While the Company is generally able to pay intercompany obligations from these bank accounts, there are more stringent requirements on the distribution of earnings.